UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the quarterly reporting period January 1, 2013 to December 31, 2013

Date of Report (Date of earliest event reported): February 4, 2014

Peachtree Settlement Funding, LLC1

(Exact name of securitizer as specified in its charter)

None	0001541481
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Stephen Kirkwood, General Counsel, (484) 434-2350

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

[1]	Peachtree Settlement Funding, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securitizations organized by it and outstanding during the reporting period in the structured settlement, lottery and annuity deferred payment asset class.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PEACHTREE SETTLEMENT FUNDING, LLC (Securitizer)

By:	/s/ Stefano Sola
Name: Stefano Sola
Title: Executive Vice President and Chief Investment Officer of General Partner of Sole Member of Sole Member

Date: February 4, 2014